As filed with the Securities and Exchange Commission on January 3 , 20 12

File No. 2-71928
File No. 811-03171

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3 7	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3 7	☒

Value Line U.S. Government Securities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line U.S. Government Securities Fund, Inc.

7 Times Square, 21st Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:

Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of December , 2011.

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Director	December 30 , 2011
(Joyce E. Heinzerling)

*Francis C. Oakley	Director	December 30 , 2011
(Francis C. Oakley)

*David H. Porter	Director	December 30 , 2011
(David H. Porter)

*Paul Craig Roberts	Director	December 30 , 2011
(Paul Craig Roberts)

*Nancy-Beth Sheerr	Director	December 30 , 2011
(Nancy-Beth Sheerr)

*Daniel S. Vandivort	Director	December 30 , 2011
(Daniel S. Vandivort)

/s/ Mitchell E. Appel	Director; President and Chief	December 30 , 2011
(Mitchell E. Appel)	Executive Officer (Principal
Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	December 30 , 2011
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, Attorney-in-Fact)

* Pursuant to Power of Attorney filed as an exhibit to this Post-Effective Amendment No. 36, and incorporated herein by reference

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE